Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Interest-Bearing Borrowings [Abstract]
Schedule of Loan Notes – Liability Component	Loan notes – liability component
2023
US$
As at January 1	8,745,192
Issued during the year	5,000,000
Finance costs	18,975,635
Repayment during the year	(32,720,827)
As at December 31	-

Schedule of Freestanding Derivative - Option for Additional Subscription of Loan Notes	Freestanding derivative - option for additional subscription of loan notes
2023
US$
As at January 1	2,796,131
Change in fair value	9,536,904
Exercised during the year	(12,333,035)
As at December 31	-